WARRANTIES (Tables)	12 Months Ended
Dec. 31, 2017
Product Warranties Disclosures [Abstract]
Changes in Product Warranty Reserve
The following table reconciles the changes in the Company’s product warranty reserve as follows:

In thousands	2017	2016
Balance at beginning of year	$138,992	$92,064
Warranty expense	50,385	28,947
Acquisitions	806	59,685
Warranty claim payments	(48,548)	(38,772)
Foreign currency impact	11,428	(2,932)
Balance at end of year	$153,063	$138,992